UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
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            New York, NY 10022
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           --------------------------------------------------

Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
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Title:      Managing Partner
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Phone:      212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt              New York, NY              11/17/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        14,813
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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----------------------- ---------------- ---------- ---------- --------- ---- ----- ---------- ------------ ---------- ------ -----
                                                                                                                VOTING AUTHORITY
      NAME OF                TITLE                    VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER
      ISSUER                OF CLASS      CUSIP     (X $1000)  PRN AMT  PRN   CALL  DISCRETION  MANA-GERS      SOLE    SHARED  NONE
------------------------ --------------- ---------- ---------- --------- ---- ----- ---------- ------------ ---------- ------ -----
                             UNIT
GHL ACQUISITION CORP       99/99/9999     36172H207  1,962     200,000   SH            SOLE                  200,000
PET DRX CORPORATION           COM         715813101    957     270,000   SH            SOLE                  270,000
PROSHARES TR               REAL EST
                              PRO         74347R552  5,774     75,000    SH            SOLE                  75,000
SPDR GOLD TRUST            GOLD SHS       78463V107  6,380     75,000    SH            SOLE                  75,000

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